Interest-bearing Deposits	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Interest-bearing Deposits
Note 7:	Interest-bearing Deposits

Interest-bearing deposits in denominations of $100,000 or more totaled $90,889,042 at December 31, 2015 and $96,271,806 at December 31, 2014.

The following table represents deposit interest expense by deposit type:

	December 31,
	2015	2014

Savings, NOW and Money Market	$249,077	$257,214
Certificates of deposit	852,185	1,179,589

Total deposit interest expense	$1,101,262	$1,436,803

At December 31, 2015, the scheduled maturities of time deposits are as follows:

2016	$41,313,282
2017	18,208,957
2018	7,123,985
2019	6,559,638
2020	5,848,662

$79,054,524